Significant Transactions - Disclosure of Preliminary Fair Values of Identifiable Assets Acquired and Liabilities Assumed at the Acquisition Date (Parenthetical) (Detail) - CAD ($) $ in Billions		12 Months Ended
	Jun. 23, 2017	Oct. 31, 2019	Oct. 31, 2018
Private bancorp inc [member]
Disclosure of detailed information about business combination [line items]
Gross loan principal amount	$ 20.9
Private bancorp inc [member] | Core deposit and customer relationship [member]
Disclosure of detailed information about business combination [line items]
Useful lives or amortisation period of intangible assets other than goodwill	3-10 years
Geneva Advisors [member] | Customer relationship [member]
Disclosure of detailed information about business combination [line items]
Useful lives or amortisation period of intangible assets other than goodwill		7 years	7 years
Geneva Advisors [member] | Contract based [member]
Disclosure of detailed information about business combination [line items]
Useful lives or amortisation period of intangible assets other than goodwill		5 to 9 years	5 to 9 years